Basis of presentation and general information, details (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Concentration Risk Number Of Customers	three	three	four
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	16.00%	23.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	18.00%	21.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	10.00%	11.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.00%